Equity - Summary of Movements of Shares in Share Trust (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Exercise of share options		$ 0
Mesoblast Employee Share Trust
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Opening balance (in shares)	542,903	542,903
Opening balance	$ 0	$ 0
Transfer to employee share trust, (in shares)	7,200,000	0
Transfer to employee share trust	$ 0	$ 0
Exercise of share options (in shares)	(6,163,404)	0
Exercise of share options	$ 0	$ 0
Ending balance (in shares)	1,579,499	542,903
Ending balance	$ 0	$ 0